Note 5 - Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
NOTE 6 – COMMITMENTS AND CONTINGENCIES

Legal Costs and Contingencies
In the normal course of business, the Company incurs costs to hire and retain external legal counsel to advise it on regulatory, litigation and other matters. The Company expenses these costs as the related services are received.

On February 11, 2016, the Company entered into a Product Design Service Agreement (“Design Agreement”) with Focus Product Design, a California corporation, to design product requirements, systems architecture, proof of concept ME and EE, part sourcing, product architecture, etc. for a fixed fee of $635,100. The Company had paid to Focus Product Design $7,400 towards the product design cost which was recorded as a prepaid expense as of December 31, 2015. The cost of product design has been expensed during the period ended June 30, 2016. On July 24, 2016, the parties mutually agreed to terminate Design Agreement and no additional costs are due to Focus Product Design as of the date of termination.

If a loss is considered probable and the amount can be reasonable estimated, the Company recognizes an expense for the estimated loss. If the Company has the potential to recover a portion of the estimated loss from a third party, the Company makes a separate assessment of recoverability and reduces the estimated loss if recovery is also deemed probable.

NOTE
5
– COMMITMENTS AND CONTINGENCIES

Legal Costs and Contingencies
In the normal course of business, the Company incurs costs to hire and retain external legal counsel to advise it on regulatory, litigation and other matters. The Company expenses these costs as the related services are received.

If a loss is considered probable and the amount can be reasonable estimated, the Company recognizes an expense for the estimated loss. If the Company has the potential to recover a portion of the estimated loss from a third party, the Company makes a separate assessment of recoverability and reduces the estimated loss if recovery is also deemed probable.